Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2023
Inventories, Net [Abstract]
Schedule of Inventories Net
	As of June 30, 2023	As of December 31, 2022
Raw materials and supplies	$50,371	$42,701
Products in process	6,600	7,412
Finished products and merchandise	42,094	41,492
Inventory in transit	9,950	11,531
Subtotal	$109,015	$103,136
Less: Provision	(5,540)	(6,303)
Total	$103,475	$96,833